Identifiable Intangible Assets and Goodwill Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 50,400	$ 50,400
Intangible asset accumulated amortization	(44,139)	(40,653)
Finite-Lived Intangible Assets, Net	6,261	9,747
Amortization of Intangible Assets	3,486	5,306	12,431
Future Amortization Expense, Year One	2,194
Future Amortization Expense, Year Two	1,569
Future Amortization Expense, Year Three	1,123
Future Amortization Expense, Year Four	802
Future Amortization Expense, Year Five	573
Finite-Lived Intangible Assets, Future Amortization Expense	6,261
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	50,400	50,400
Intangible asset accumulated amortization	(44,139)	(40,653)
Finite-Lived Intangible Assets, Net	6,261	9,747
Write-off of accumulated amortization			21,412
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Write-off of accumulated amortization		$ 4,400	$ 3,000